Investment Objectives and Goals	Jul. 27, 2026
T. Rowe Price Floating Rate ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks high current income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.
T. Rowe Price Multi-Sector Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide high income and some capital appreciation.
T. Rowe Price Total Return ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to maximize total return through income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.
T. Rowe Price U.S. High Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks total return, and
Objective, Secondary [Text Block]	secondarily, current income.
T. Rowe Price Ultra Short-Term Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks a high level of income consistent with low volatility of principal value.